Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
Lease liabilities [Text Block]

15. Lease liabilities

	2024	2023
	$	$

Balance - January 1	6,050	5,628
New liability	-	999
Payments of liabilities	(817)	(721)
Foreign exchange revaluation impact	(450)	144
Balance - December 31	4,783	6,050

Current	852	849
Non-current	3,931	5,201
Balance - December 31	4,783	6,050

Lease liabilities are mainly related to leases for office space.